UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-04010

OCM Mutual Fund

2600 Kitty Hawk Road

Suite 119

Livermore, CA 94551

(Address of principal executive offices)

OCM Mutual Fund

Attn: Greg Orrell

2600 Kitty Hawk Road

Suite 119

Livermore, CA 94551

(Name and address of agent for service)

Registrant's telephone number, including area code: (925) 455-0802

Date of fiscal year end: November 30

Date of reporting period: July 1, 2019 through June 30, 2020

Item 1. Proxy Voting Record

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes Cast for or Against Management
Steppe Gold Ltd.	STGO CN	85913R206	8/23/2019	1. Elect S. Jargalan as director;	Company	Yes	For	For
				2. Approve private placement of convertible debentures;
				3. Remove Lewis Marks as director

Perseus Mining Ltd.	PRU AU	B02FBC1	11/29/2019	1. Adoption of renumeration report;	Company	Yes	For	For
				2-4. Re-election of Harvey, Layman, Lougher as
				directors; 5. Elect Ransom as director; 6. Approval
				of issue of performance rights to Mr. Quartermaine

Horizon Minerals Ltd.	HRZ AU	BK77C07	11/29/2019	1. Adoption of renumeration report; 2. Re-election	Company	Yes	For	For
				of director P. Bilbe; 3. Approval of employee
				incentive scheme; 4-7. Issue of performance
				rights to J. Price, P. Bilbe, A. Parekh, J. Williams;
				8. Approval of additional placement capacity;
				9. Amendment to company's constitution.

Northern Star Resources Ltd.	NST AU	6717456	12/20/2019	1. Ratification of issue of placement matters;	Company	Yes	For 1-4	For 1-4
				2-4. Approval of issue of shares to B. Beament,			Abstain 5	Abstain 5
				M. Hackett, C. Rome; 5. Approval of financial
				assistance Kalgoorlie Lake ViewPYT Ltd.

Sandstorm Gold Ltd.	SAND	80013R206	4/15/2020	1. Set number of directors at 7; 2. Elect	Company	Yes	For	For
				directors; 3. Appoint Pricewaterhousecoopers
				as auditors; 4. Approve company's early
				warrant exercise program.

Emmerson Resources Ltd.	ERM AU	B29H3L7	3/13/2020	1. Ratification of prior issue of shares under	Company	Yes	For	For
				Tranche 1 of Placement, rule 7-1; 2. Ratification
				of prior issue of shares under Tranche 1 of
				placement rule 7-1A; 3. Approval to issue shares
				under tranche 2 of placement; 4. Consolidation
				of capital; 5. Approval to issue shares in Sprott
				for services rendered.; 6. Approval to issue	Company	Yes	For	For
				shares in Sprott in consideration for cash
				subscription.

Newmont Goldcorp Corp.	NEM	651639106	4/21/2020	1. Elect directors; 2. Approve on an advisory	Company	Yes	For	For
				basis, named executive compensation;
				3. Approve the 2020 stock incentive plan; 4. Ratify
				appointment of independent public
				accounting firm.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes Cast for or Against Management
Agnico Eagle Mines Ltd.	AEM	008474108	5/1/2020	1. Elect directors; 2. Appoint Ernst & Young	Company	Yes	For	For
				as auditors; 3. Consideration of the passing
				of a non-binding resolution accepting the
				company's approach to executive compensation.

Pan American Silver Corp.	PAAS	697900108	5/6/2020	1. Elect directors; 2. Appoint Deloitte LLP as	Company	Yes	For	For
				auditors; 3. Pass an ordinary non-binding
				"say on pay" to executive compensation.

Dundee Precious Metals, Inc.	DPM CN	265269951	5/7/2020	1. Elect directors; 2. Appoint Picewaterhouse-	Company	No
				coopers LLP, as auditors; 3. Pass a non-binding
				advisory resolution to company's approach
				to executive compensation.

Barrick Gold Corp.	GOLD	067901108	5/5/2020	1.Elect directors; 2. Appoint Pricewater-	Company	Yes	For	For
				housecoopers as auditors; 3. Advisory resolution
				on approach to executive compenstion.

Wheaton Precious Metals Corp.	WPM CN	926879953	5/14/2020	1. Elect directors; 2. Appoint Deloitte LLP as	Company	Yes	For	For
				auditors; 3. Non-binding advisory resolution on
				the company's approach to executive
				compensation.

SSR Mining, Inc.	SSRM	784730103	5/14/2020	1. Set number of directors at 8; 2. Elect directors;	Company	Yes	For	For
				3. Appoint PricewaterhouseCoopers LLP as
				auditors, directors to fix renumeration;
				4. A non-binding advisory resolution accepting
				company's approach to executive compensation;
				5. Consider, if advisable, approve with or without
				variation, resolution approving the company's 2020 share
				compensation plan.

Argonaut Gold, Inc.	AR CN	04016A952	5/20/2020	1. Set number of directors at seven; 2. Elect	Company	Yes	For	For
				directors; 3. Appoint PricewaterhouseCoopers
				LLP, as auditors; 4. Advisory vote on executive
				compensation; 5. Approve resolution confirming
				and re-authorizing share incentive plan, including
				certain amendments; 6. Pass resolution to
				authorize issuance of 63,587,494 common shares
				of Argonaut in connection with the proposed
				acquisition of all the outstanding shares of
				Alio Gold, including upon the exercise of
				options to acquire Argonaut shares that are
				issued in exchange for outstanding options to
				acquire common shares of Alio and warrants of
				Alio Gold, which will entitle the holder to acquire
				Argonaut shares.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes Cast for or Against Management
Alamos Gold, Inc.	AGI	011532108	5/20/2020	1. Elect directors; 2. Appoint KPMG LLP, as	Company	Yes	For	For
				auditors; 3. Pass resolution approving company's
				approach to executive compensation.

Endeavour Mining Corp.	EDV CN	G3040R950	5/28/2020	1. Resolution authorizing Endeavour to issue	Company	Yes	For	For
(Special Meeting)				such number of ordinary shares to be issued
				to holders of SEMAFO to allow Endeavour to
				acquire all of the outstanding shares of SEMAFO
				on the basis of 0.1422 Endeavour shares for
				each outstanding SEMAFO share.; 2. Approve
				resolution to issue such a number of Endeavour
				shares to La Mancha Holdings as is equal to
				$100,000,000 provided the amount does not
				exceed 9.99% of the Endeavour.

SEMAFO, Inc.	SMF CN	816922959	5/28/2020	1. Resolution approving Endeavour Mining	Company	Yes	For	For
				acquiring Semafo. Exchange ratio of 0.1422
				of an Endeavour share for each SEMAFO
				share.

Orca Gold, Inc.	ORG CN	68558N953	5/28/2020	1. Set number of directors at five; 2. Elect	Company	Yes	Yes	For
				directors; 3. Appoint PricewaterhouseCoopers
				LLP, as auditors; 4. Approve resolution ratifying
				the Corporation's stock option plan.

Matador Mining Ltd.	MZZ AU	BDHTZF0	6/5/2020	1. Ratification of issue of LR7.1 placement shares	Company	Yes	For	For
				2. Ratification of issue of LR 7.1A Placement
				shares; 3-5. Participation in Placement by Grant
				Davey, Keith Bowes, Adam Kiley; 6. Approval
				to issue shares to Ian Murray; 7-10. Issue of
				Tanche One, two, three, four options to Ian Murray
				under the plan.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes Cast for or Against Management
Liberty Gold Corp.	LGD CN	53056H955	6/8/2020	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				Coopers LLP, as auditors; 3. Approve
				amendments to, and all unalloted options
				under, the Company's Amended and restated
				stock option plan.

B2Gold Corp.	BTO CN	11777Q951	6/12/2020	1. Set number of directors at nine; 2.1-2.9.	Company	Yes	For	For
				Elect directors; 3. Appoint Pricewaterhouse-
				Coopers LLP, as auditors; 4. The RSU Plan
				resolution relating to the amendment of the
				RSU Plan; 5. Approve non-binding advisory
				resolution accepting the company's approach
				to executive compensation.

Torex Gold Resources, Inc.	TXG CN	891054967	6/17/2020	1.1-1.10. Elect directors; 2. Appoint KPMG LLP,	Company	Yes	For	For
				as auditors; 3. Pass resolution confirming the
				amendment of by-law 1 to increase the quorum
				required at each meeting of shareholders;
				4. Pass resolution confirming the amendment of
				By-law No. 2.
				5. Pass resolution amending and reconfirming
				the shareholder Rights plan of the company; 6.
				Pass non-binding advisory resolution on
				executive compensation.

Fortuna Silver Mines, Inc.	FVI CN	349915959	6/18/2020	1. Set number of directors at seven; 2.1-2.7.	Company	Yes	For	For
				Elect directors; 3. Appoint KPMG LLP, as
				auditors, directors to fix renumeration. 4. Pass
				resolution approving the renewal of the
				corporation's share unit plan, which as been
				amended to reduce limit from 5% to 2.25%.

AngloGold Ashanti Ltd. ADR	AU	035128206	6/10/2020	1.1-1.3. Re-elect directors Mr. Pityana, Mr. Garner,	Company	Yes	For	For
				Mr. Gasant; 2.1-2.2. Elect directors Ms. Magubane,
				Ms. Ramos; 3.1-3.4. Appointment of Audit and
				Risk committee members; 4. Re-appointment of
				Ernst & Young as auditors; 5. General authority
				to directors to allot and issue ordinary shares;
				6.1-6.2. Separate non-binding advisory endorsements
				of company's remuneration policy and
				implementation report; 7. Non-executive director
				fees; 8. General authority to acquire the
				company's own shares; 9. General authority to
				directors to issue for cash, those ordinary shares
				which the directors are authorizeed to allot and
				issue interms of ordinary resolution; 10. General
				authority to provide financial assistance in terms
				of Sections 44 and 45 of the company’s Act;
				11. Approve of the MOI amendment; 12. Directors'
				authority to implement special and ordinary
				resolutions.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes Cast for or Against Management
OceanaGold Corp.	OGC CN	675222954	6/19/2020	1. Set number of directors at eight; 2. Elect	Company	Yes	For	For
				directors; 3. Appoint PricewaterhouseCoopers
				as auditors, directors to fix remuneration;
				4. Approval of a non-binding resolution accepting
				the approach to executive compensation.

Osisko Gold Royalties Ltd.	OR	68827L101	6/22/2020	1. Elect directors; 2. Appoint Pricewaterhous-	Company	Yes	For	For
				Coopers as auditors, directors to fix remuneration
				3. Resolution approving amendments to Stock
				Option Plan; 4. Resolution approving amendments
				to the to the employee share purchase Plan;
				5. Resolution approving amendments to the
				restricted share unit plan; 6. Resolution approving
				continuation of the amended and restated
				shareholder rights plan; 7. Advisory resolution
				accepting Osisko's approach to executive
				compensation.

Roxgold, Inc.	ROXG CN	779899954	6/26/2020	1.1-1.7. Election of directors; 2. Re-appoint	Company	Yes	For	For
				PricewaterhouseCoopers as auditors, directors
				to fix remuneration; 3. Approve amendment to
				the company's Option Plan.

Adriatic Metals PLC	ADT AU	BD215T5	6/30/2020	1. Grant and issue 1,000,000 unlisted options	Company	Yes	Against 1,2,3	Against 1,2,3
				to Ms. Bates; 2. Grant and issue 1,000,000 unlisted			For 4,5	For 4,5
				options to Mr. Richards; 3. Grant and issue
				4,000,000 unlisted performance rights to
				Mr. Bosnkakovic; 4. Approve and ratify the prior
				issue of 15,878,508 new CDIS to institutional
				investors; 5. Approve and ratify the prior issue
				of 9,121,492 new CDIS to intitutional investors.

Integra Resources Corp.	ITR CN	45826T954	6/16/2020	1. Elect directors; 2. Appoint MNP LLP as auditors	Company	Yes	For	For
				directors to fix remuneration; 3. Approve the
				amended equity incentive plan; 4. Special
				resolution to approve the continuation of the
				corporation to the province of British Columbia
				under the British Corporation Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

/s/ Gregory M. Orrell

Gregory M. Orrell

President

August 13, 2020